Interests in equity-accounted investees - Summary of interests in associates (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jul. 20, 2023
Insighta
Disclosure of associates [line items]
Number of shares issued (in shares)			2,000,000
Insighta | Direct beneficial interest (%)
Disclosure of associates [line items]
Proportion of nominal value of issue capital held by the Company (%)	50.00%	0.00%
Insighta | Indirect beneficial interest (%)
Disclosure of associates [line items]
Proportion of nominal value of issue capital held by the Company (%)	0.00%	0.00%
ACTmed Co., Ltd
Disclosure of associates [line items]
Number of shares issued (in shares)			1,347
ACTmed Co., Ltd | Direct beneficial interest (%)
Disclosure of associates [line items]
Proportion of nominal value of issue capital held by the Company (%)	0.00%	0.00%
ACTmed Co., Ltd | Indirect beneficial interest (%)
Disclosure of associates [line items]
Proportion of nominal value of issue capital held by the Company (%)	24.85%	24.85%
CERBACT Asia Holdings Pte. Ltd
Disclosure of associates [line items]
Number of shares issued (in shares)			100
CERBACT Asia Holdings Pte. Ltd | Direct beneficial interest (%)
Disclosure of associates [line items]
Proportion of nominal value of issue capital held by the Company (%)	0.00%	0.00%
CERBACT Asia Holdings Pte. Ltd | Indirect beneficial interest (%)
Disclosure of associates [line items]
Proportion of nominal value of issue capital held by the Company (%)	26.04%	26.04%